Share Capital and Warrants - Summary of Issued and Outstanding (Details) - CAD ($) $ in Thousands			12 Months Ended
		Jul. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Share issuances, shares		10,000,000	13,300,000
Share repurchases, shares			4,300,000
Beginning balance			$ 1,329,533	$ 269,695	$ 221,198
Share issuance costs				(16,371)	(5,593)
Share repurchases			13,390
Business acquisitions			345,351	27,987
Convertible debt - conversions					63,002
Disposition of bridge farm					(10,457)
Derivative warrants exercised				277,136	55,912
Ending balance			$ 1,327,655	$ 1,329,533	$ 269,695
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year, shares			206,040,836	91,884,413
Share issuances, shares			370,179	95,680,666
Share issuance costs, shares			0	0
Share repurchases, shares			(4,252,489)
Business acquisitions, shares			32,060,135	2,443,128,000
Convertible debt - conversions, shares			0	248,875
Derivative warrants exercised, shares			0	15,214,695
Warrants exercised, shares			0	19,571,000
Employee awards exercised, shares	[1]		975,575	549,488
Balance, end of year, shares			235,194,236	206,040,836	91,884,413
Beginning balance			$ 2,035,704	$ 762,046	$ 509,654
Share issuances, carrying amount			2,870	977,425
Share issuance costs			0	(16,371)	(5,593)
Share repurchases			41,617
Business acquisitions			287,129	26,216
Convertible debt - conversions			0	2,671	63,002
Disposition of bridge farm					(38,447)
Derivative warrants exercised			0	277,136	55,912
Warrants exercised			0	178
Employee awards exercised	[1]		8,724	6,403
Ending balance			$ 2,292,810	$ 2,035,704	$ 762,046

[1]	Included in employee awards exercised are 87,500 RSUs that vested and were exercised in December 2020; however, the common shares were not issued until January 2021. Included in employee awards exercised are 50,000 RSUs that vested and were exercised in December 2021; however, the common shares were not issued until January 2022.